Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	$ (2,589)	$ (3,787)
Adjustments for
Operating lease charge	100	148
Depreciation of plant and equipment	121	163
Gain on disposal of plant and equipment		(27)
Fair value gain on digital assets	(4)
Loss on convertible note conversion	263	467
Interest expense on note payables		157
Standstill fee on note payables	206	31
Share based compensation	2,690	758
Interest expense on lease liabilities	54	82
Amortization of original issue discount of convertible note		106
Operating cash flows before working capital changes	841	(1,902)
(Increase) decrease in trade receivables	(303)	167
(Increase) in inventory		(2)
(Increase) decrease in other receivables and prepayments	(1,892)	3,164
(Increase) decrease in loan receivable	(637)	273
Increase (decrease) in trade payables	169	(1,972)
(Decrease) in deferred revenue	(151)	(5,131)
(Decrease) in taxes payable	(20)	(54)
Increase in accrued liabilities and other payables	1,377	32
Cash used in operations	(616)	(5,425)
Income tax paid		(3)
Net cash used in operating activities	(616)	(5,428)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(1)	(1,168)
Proceeds from collection of note receivables	50
Purchase of digital assets	(1,000)
Proceeds from disposal of digital assets	100
Purchase of available-for-sale financial asset		(1,147)
Net cash used in investing activities	(851)	(2,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment for lease liabilities	(154)	(230)
Issuance of share capital for equity financing		6,760
Proceeds from promissory note		886
Advance from (Repayment to) related parties	786	(309)
Net cash generated from financing activities	632	7,107
NET DECREASE IN CASH & CASH EQUIVALENTS	(835)	(636)
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD	1,927	1,555
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	686	(578)
CASH & CASH EQUIVALENTS, END OF PERIOD	$ 1,778	$ 341